Construction Loan Payable - Summary of Construction Loan Payable (Detail) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Construction Loan Payable [Abstract]
Aggregate advances	$ 21,311	$ 6,304
Less: transaction costs (net of amortization)	(481)	(1,122)
Add: accrued interest	121	185
Construction loan payable, total	$ 20,951	$ 5,367